Defined Benefit Plans - Summary of Funded Status of Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Directors' Retirement Plan [Member]
Change in projected benefit obligations:
Benefit obligation - beginning	$ 2,336	$ 3,222
Service cost	92	175	$ 178
Interest cost	77	119	119
Actuarial (gain) loss	(167)	(1,091)
Loss due to remeasurement/settlement	283
Benefits paid	(82)	(89)
Settlements	(636)
Benefit obligation - ending	1,903	2,336	3,222
Change in plan assets:
Employer contribution	718	89
Benefits paid	(82)	(89)
Settlements	(636)
Funded status and accrued pension cost included in other liabilities	(1,903)	(2,336)
Accumulated benefit obligation	$ 1,476	$ 1,882
Assumptions:
Discount rate	4.00%	4.15%
Rate of increase in compensation	2.00%	2.00%
Former President's Post-retirement Healthcare Plan [Member]
Change in projected benefit obligations:
Benefit obligation - beginning	$ 66	$ 72
Interest cost	3	3	2
Actuarial (gain) loss	(2)	(3)
Benefits paid	(6)	(6)
Benefit obligation - ending	61	66	$ 72
Change in plan assets:
Employer contribution	6	6
Benefits paid	(6)	(6)
Funded status and accrued pension cost included in other liabilities	$ (61)	$ (66)
Assumptions:
Discount rate	4.00%	4.15%